Cohen & Steers ETF Trust

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

August 14, 2026

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Filing desk

Re: Cohen & Steers ETF Trust (File Nos. 333-281213; 811-22913)

Ladies and Gentlemen:

On behalf of the Cohen & Steers ETF Trust (the “Trust”) and the Cohen & Steers Real Assets Active ETF (the “Fund”), a series of the Trust, we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that (a) the Prospectus and Statement of Additional Information filed on August 10, 2026 being used in connection with the offering of shares of the Fund do not differ from those contained in Post-Effective Amendment No. 10 to the Trust’s Registration Statement, and (b) that Post-Effective Amendment No. 10 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-26-341254) on August 10, 2026.

If you should have any questions or comments regarding the foregoing, please call the undersigned at (212) 796-9347.

Sincerely,

/s/ Dana A. DeVivo

Dana A. DeVivo

Secretary and Chief Legal Officer